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                                 CERTIFICATION

         Pursuant to Rule 497(j) of the Securities Act of 1933, AB Funds Trust (1933 Act File No. 333-53432; 1940 Act File No. 811-10263) ("Registrant") hereby certifies (a) that the form of the statement of additional information used with respect to all its series, Flexible Income Fund, Growth & Income Fund, Capital Opportunities Fund, Global Equity Fund, Flexible Income Fund I, Growth & Income Fund I, Capital Opportunities Fund I, Global Equity Fund I, Money Market Fund, Low-Duration Bond Fund, Medium-Duration Bond Fund, Extended-Duration Bond Fund, Equity Index Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund, and International Equity Fund, does not differ from that contained in Post-Effective Amendment No. 7 ("Amendment No. 7") to the Registrant's Registration Statement and (b) that Amendment No. 7 was filed electronically.





Dated:   May 5, 2004                                 By:   /s/ Lisa M. King
                                                           ---------------------
                                                           Lisa M. King
                                                           Assistant Secretary